Digital Assets - Schedule of Digital Asset Holdings (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Digital Asset Holdings [Line Items]
Digital asset	$ 3,521,800	$ 5,760,400
BTC [Member]
Schedule of Digital Asset Holdings [Line Items]
Digital asset	1,464,000	2,187,600
AA [Member]
Schedule of Digital Asset Holdings [Line Items]
Digital asset	1,248,100
USDT [Member]
Schedule of Digital Asset Holdings [Line Items]
Digital asset	433,200	2,534,100
ENA [Member]
Schedule of Digital Asset Holdings [Line Items]
Digital asset	374,900	1,038,700
ETH [Member]
Schedule of Digital Asset Holdings [Line Items]
Digital asset	$ 1,600